COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
2016	$ 4,259
2017	3,618
2018	868
2019	339
2020 and thereafter	329
Operating Leases, Future Minimum Payments Due, Total	9,413
Facilities [Member]
2016	3,484
2017	3,037
2018	489
2019	236
2020 and thereafter	324
Operating Leases, Future Minimum Payments Due, Total	7,570
Vehicles [Member]
2016	775
2017	581
2018	379
2019	103
2020 and thereafter	5
Operating Leases, Future Minimum Payments Due, Total	$ 1,843